Employee benefit plans - Schedule of Assumptions to Estimate Fair Value of Stock Options on Weighted Average Basis (Details) - Stock options	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average risk-free interest rate	1.06%	0.84%	0.84%	1.95%
Expected term (in years)	6 years 21 days	4 years 7 months 28 days	4 years 8 months 4 days	6 years 3 months 14 days
Expected volatility	37.74%	34.60%	34.66%	28.37%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%